Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schudule of PPE by Geograpgy	The Company’s property and equipment, net by location was as follows (in thousands):

	December 31,
	2017	2016
United States	$35	$68
Austria	386	451

Total property and equipment, net	$421	$519